Investments	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Investments
4. Investments
The Company’s investments consisted of the following:

	December 31, 2023	March 31, 2023
	(Amounts in millions)
Investments in equity method investees	$67.1	$63.1
Other investments	4.4	1.6

	$71.5	$64.7

Equity Method Investments:
The Company has investments in various equity method investees with ownership percentages ranging from approximately 6% to 49%. These investments include:
Spyglass.
Spyglass is a global premium content company, focused on developing, producing, financing and acquiring motion pictures and television programming across all platforms for worldwide audiences.
STARZPLAY Arabia.
STARZPLAY Arabia (Playco Holdings Limited) offers a STARZ-branded online subscription video-on-demand
service in the Middle East and North Africa. On October 17, 2022, the Company sold a portion of its ownership interest in STARZPLAY Arabia and received net proceeds of $43.4 million, and the Company recorded a gain of $43.4 million on the sale which is included in gain (loss) on investments in the Company’s unaudited condensed combined statement of operations for the nine months ended December 31, 2022. Subsequent to the transaction, the Company continues to hold a minority ownership interest in STARZPLAY Arabia.
Roadside Attractions
. Roadside Attractions is an independent theatrical distribution company.
Pantelion Films.
Pantelion Films is a joint venture with Videocine, an affiliate of Televisa, which produces, acquires and distributes a slate of English and Spanish language feature films that target Hispanic moviegoers in the U.S.
Atom Tickets.
Atom Tickets is the
first-of-its-kind
theatrical mobile ticketing platform and app.

42.
42 is a fully integrated management and production company, producing film, television and content, representing actors, writers, directors, comedians, presenters, producers, casting directors and media book rights, with offices in London and Los Angeles.
Other.
In addition to the equity method investments discussed above, the Company holds ownership interests in other immaterial equity method investees.

5. Investments
The Company’s investments consisted of the following:

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Investments in equity method investees	$63.1	$53.9
Other investments	1.6	2.1

	$64.7	$56.0

Equity Method Investments:
The Company has investments in various equity method investees with ownership percentages ranging from approximately 6% to 49%. These investments include:
Spyglass.
Spyglass is a global premium content company, focused on developing, producing, financing and acquiring motion pictures and television programming across all platforms for worldwide audiences.
STARZPLAY Arabia.
STARZPLAY Arabia (Playco Holdings Limited) offers a STARZ-branded online subscription video-on-demand
service in the Middle East and North Africa. On October 17, 2022, the Company sold a portion of its ownership interest in STARZPLAY Arabia and received net proceeds of $43.4 million and the Company recorded a gain of $43.4 million on the sale which is included in gain (loss) on investments in the Company’s combined statement of operations. Subsequent to the transaction, the Company continues to hold a minority ownership interest in STARZPLAY Arabia.

Roadside Attractions
. Roadside Attractions is an independent theatrical distribution company.
Pantelion Films.
Pantelion Films is a joint venture with Videocine, an affiliate of Televisa, which produces, acquires and distributes a slate of English and Spanish language feature films that target Hispanic moviegoers in the U.S.
Atom Tickets.
Atom Tickets is the
first-of-its-kind
theatrical mobile ticketing platform and app.
Great Point Opportunity Fund.
Great Point Opportunity Fund is an operating company that operates Lionsgate Studios Yonkers, a studio facility in Yonkers, New York.
42.
42 is a fully integrated management and production company, producing film, television and content, representing actors, writers, directors, comedians, presenters, producers, casting directors and media book rights with offices in London and Los Angeles.
Other.
In addition to the equity method investments discussed above, the Company holds ownership interests in other immaterial equity method investees.
Summarized Financial Information.
Summarized financial information for the Company’s equity method investees on an aggregate basis is set forth below:

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Current assets	$189.0	$125.3
Non-current assets	$203.0	$166.4
Current liabilities	$215.5	$253.9
Non-current liabilities	$65.0	$59.8

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Revenues	$185.3	$86.0	$84.6
Gross profit	$35.1	$26.5	$32.0
Net loss	$(39.0)	$(46.1)	$(62.6)